UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07055

T. Rowe Price Dividend Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

Dividend Growth Fund	March 31, 2013

T. ROWE PRICE DIVIDEND GROWTH FUND

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 95.3%		
CONSUMER DISCRETIONARY 12.9%		
Auto Components 0.7%		
Johnson Controls	661,400	23,195
		23,195
Hotels, Restaurants & Leisure 2.0%		
Carnival	698,700	23,965
Marriott, Class A	356,091	15,038
McDonald's	249,000	24,823
		63,826
Leisure Equipment & Products 1.2%		
Hasbro (1)	369,700	16,245
Mattel	518,500	22,705
		38,950
Media 4.6%		
Omnicom	663,500	39,080
Time Warner	740,866	42,689
Time Warner Cable, Class A	475,000	45,629
Walt Disney	351,800	19,982
		147,380
Multiline Retail 1.7%		
Family Dollar Stores	245,400	14,491
Kohl's	612,800	28,268
Target	183,100	12,533
		55,292
Specialty Retail 2.3%		
Home Depot	597,900	41,722
Ross Stores	508,300	30,813
		72,535

Textiles, Apparel & Luxury Goods 0.4%		
Nike, Class B	243,600	14,375
		14,375
Total Consumer Discretionary		415,553
CONSUMER STAPLES 9.6%		
Beverages 3.2%		
Coca-Cola	381,200	15,416
PepsiCo	679,000	53,715
Pernod Ricard (EUR)	266,008	33,147
		102,278
Food & Staples Retailing 2.3%		
Costco Wholesale	143,700	15,248
Sysco	457,200	16,080
Wal-Mart	392,900	29,401
Walgreen	245,500	11,705
		72,434
Food Products 2.2%		
General Mills	536,600	26,460
Kellogg	393,200	25,334
McCormick	262,700	19,321
		71,115
Household Products 0.9%		
Colgate-Palmolive	121,900	14,388
Procter & Gamble	168,300	12,969
		27,357
Tobacco 1.0%		
Philip Morris International	363,100	33,663
		33,663
Total Consumer Staples		306,847

ENERGY 8.1%		
Energy Equipment & Services 1.3%		
Diamond Offshore Drilling	122,000	8,486
Schlumberger	458,600	34,345
		42,831
Oil, Gas & Consumable Fuels 6.8%		
Chevron	376,200	44,700
EQT	304,100	20,603
ExxonMobil	525,000	47,308
Occidental Petroleum	318,700	24,977
Phillips 66	250,300	17,514
Spectra Energy	839,102	25,802
Williams Companies	884,100	33,118
WPX Energy (2)	309,133	4,952
		218,974
Total Energy		261,805
FINANCIALS 15.6%		
Capital Markets 3.8%		
Charles Schwab	802,200	14,191
Franklin Resources	120,500	18,172
Goldman Sachs	68,200	10,036
Morgan Stanley	275,600	6,058
Northern Trust	399,100	21,775
State Street	593,400	35,064
Waddell & Reed Financial, Class A	393,000	17,205
		122,501
Commercial Banks 4.3%		
PNC Financial Services Group	593,600	39,474
U.S. Bancorp	1,537,600	52,171

Wells Fargo	1,297,400	47,991
		139,636
Consumer Finance 1.2%		
American Express	549,100	37,042
		37,042
Diversified Financial Services 2.1%		
JPMorgan Chase	1,096,100	52,021
McGraw-Hill	270,000	14,061
		66,082
Insurance 3.8%		
Allstate	488,200	23,956
Aon	539,700	33,192
Chubb	451,600	39,528
MetLife	230,800	8,775
Willis Group Holdings	449,700	17,759
		123,210
Retail Real Estate Investment Trusts (REITs) 0.4%		
General Growth Properties, REIT	685,700	13,632
		13,632
Total Financials		502,103
HEALTH CARE 14.2%		
Health Care Equipment & Supplies 4.4%		
Baxter International	327,100	23,761
C. R. Bard	160,600	16,185
Covidien	418,300	28,377
DENTSPLY International	977,000	41,444
Medtronic	170,100	7,988
Stryker	377,000	24,596
		142,351

Health Care Providers & Services 3.5%		
AmerisourceBergen	515,500	26,522
Cigna	188,950	11,785
McKesson	441,700	47,686
UnitedHealth Group	450,600	25,779
		111,772
Life Sciences Tools & Services 1.2%		
Thermo Fisher Scientific	531,400	40,647
		40,647
Pharmaceuticals 5.1%		
Johnson & Johnson	411,000	33,509
Merck	1,064,300	47,074
Pfizer	2,798,500	80,764
Zoetis (2)	49,100	1,640
		162,987
Total Health Care		457,757
INDUSTRIALS & BUSINESS SERVICES 13.1%		
Aerospace & Defense 1.9%		
Rockwell Collins	159,100	10,042
United Technologies	559,400	52,265
		62,307
Air Freight & Logistics 1.6%		
C.H. Robinson Worldwide	251,600	14,960
Expeditors International of Washington	309,800	11,063
UPS, Class B	314,400	27,007
		53,030
Commercial Services & Supplies 0.4%		
Republic Services	403,300	13,309
		13,309

Construction & Engineering 0.3%		
Fluor	165,000	10,945
		10,945
Electrical Equipment 2.2%		
Eaton	333,774	20,444
Roper Industries	390,000	49,651
		70,095
Industrial Conglomerates 1.7%		
Danaher	878,300	54,586
		54,586
Machinery 2.1%		
Deere	131,000	11,263
Illinois Tool Works	286,600	17,465
Pall	409,300	27,984
Stanley Black & Decker	115,900	9,385
		66,097
Professional Services 1.0%		
Equifax	337,400	19,431
Robert Half International	328,200	12,317
		31,748
Road & Rail 0.9%		
Norfolk Southern	365,000	28,134
		28,134
Trading Companies & Distributors 1.0%		
Fastenal	596,800	30,646
		30,646
Total Industrials & Business Services		420,897

INFORMATION TECHNOLOGY 11.9%

Communications Equipment 1.2%		
Cisco Systems	1,126,400	23,553
Qualcomm	244,000	16,336
		39,889
Computers & Peripherals 0.7%		
Apple	49,900	22,087
		22,087
IT Services 5.7%		
Accenture, Class A	671,200	50,991
Automatic Data Processing	675,400	43,915
IBM	20,600	4,394
Iron Mountain	652,547	23,694
Visa, Class A	331,800	56,353
Western Union	325,950	4,902
		184,249
Semiconductor & Semiconductor Equipment 3.3%		
Analog Devices	228,900	10,642
Applied Materials	1,107,600	14,930
Linear Technology	165,200	6,339
Microchip Technology (1)	348,900	12,826
Texas Instruments	1,301,500	46,177
Xilinx	405,800	15,489
		106,403
Software 1.0%		
Microsoft	1,059,100	30,301
		30,301
Total Information Technology		382,929

MATERIALS 5.3%		
Chemicals 4.7%		
Air Products & Chemicals	156,300	13,617
Ecolab	327,500	26,259
Potash Corporation of Saskatchewan	379,500	14,895
Praxair	347,000	38,704
Sherwin-Williams	176,800	29,860
Sigma Aldrich	361,922	28,114
		151,449
Metals & Mining 0.6%		
Nucor	372,000	17,168
		17,168
Total Materials		168,617
TELECOMMUNICATION SERVICES 3.4%		
Diversified Telecommunication Services 1.1%		
AT&T	1,009,100	37,024
		37,024
Wireless Telecommunication Services 2.3%		
Crown Castle International (2)	785,300	54,688
Vodafone, ADR	631,700	17,947
		72,635
Total Telecommunication Services		109,659
UTILITIES 1.2%		
Electric Utilities 0.6%		
Entergy	294,300	18,611
		18,611

Multi-Utilities 0.6%		
Sempra Energy	257,400	20,577
		20,577
Total Utilities		39,188
Total Common Stocks (Cost $2,124,156)		3,065,355
SHORT-TERM INVESTMENTS 4.7%		
Money Market Funds 4.7%		
T. Rowe Price Reserve Investment Fund, 0.10% (3)(4)	151,809,052	151,809
Total Short-Term Investments (Cost $151,809)		151,809
SECURITIES LENDING COLLATERAL 0.5%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.5%		
Short-Term Funds 0.5%		
T. Rowe Price Short-Term Reserve Fund, 0.11% (3)(4)	1,477,085	14,771
Total Investments through Securities Lending Program with State Street Bank and Trust Company		14,771
Total Securities Lending Collateral (Cost $14,771)		14,771
Total Investments in Securities		
100.5% of Net Assets (Cost $2,290,736)		$ 3,231,935

‡ Denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2013. See Note 3.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depository Receipts
EUR Euro
REIT Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Dividend Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Dividend Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income through investments primarily in dividend-paying stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2013, the value of loaned securities was $10,536,000; the value of cash collateral and related investments was $14,771,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $2,290,736,000. Net unrealized gain aggregated $941,199,000 at period-end, of which $955,903,000 related to appreciated investments and $14,704,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 20, 2013